Business segment reporting (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
(Condensed) Income Statement
NET INTEREST INCOME		R$ 44,321,107	R$ 41,921,342	R$ 34,946,489
Income from equity instruments		18,933	32,623	83,120
Income from companies accounted for by the equity method		149,488	65,958	71,551
Net fee and commission income		15,713,152	14,132,159	12,721,868
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net)	[1]	(325,992)	(5,589,273)	1,574,146
Other operating expense (net)		(1,107,720)	(1,055,850)	(672,013)
TOTAL INCOME		58,768,968	49,506,959	48,725,161
Personnel expenses		(9,327,714)	(9,206,007)	(8,937,278)
Other administrative expenses		(7,613,812)	(7,586,131)	(7,183,317)
Depreciation and amortization		(2,391,857)	(1,739,959)	(1,662,247)
Provisions (net)		(3,681,586)	(1,999,604)	(3,309,239)
Impairment losses on financial assets (net)		(13,369,906)	(12,713,435)	(12,338,300)
Impairment losses on non-financial assets (net)		(131,435)	(508,310)	(456,711)
Other non-financial gains (losses)		20,489	156,258	(324,385)
OPERATING PROFIT BEFORE TAX	[1]	22,273,147	15,909,771	14,513,684
Currency Hedge	[1]	1,264,279	5,867,320	809,694
ADJUSTED OPERATING INCOME BEFORE TAX	[1]	23,537,426	21,777,091	15,323,378
Commercial Banking
(Condensed) Income Statement
NET INTEREST INCOME		42,043,774	39,390,512	32,392,239
Income from equity instruments		4,864	9,974	83,120
Income from companies accounted for by the equity method		149,488	65,958	71,551
Net fee and commission income		13,923,272	12,537,112	11,261,952
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net)	[1]	(1,541,343)	(6,752,093)	(25,628)
Other operating expense (net)		(1,069,052)	(965,466)	(640,522)
TOTAL INCOME		53,511,003	44,285,998	43,142,712
Personnel expenses		(8,554,254)	(8,404,198)	(8,166,562)
Other administrative expenses		(7,139,828)	(7,186,035)	(7,011,740)
Depreciation and amortization		(2,297,010)	(1,637,484)	(1,560,465)
Provisions (net)		(3,668,709)	(1,947,578)	(3,190,388)
Impairment losses on financial assets (net)		(13,423,361)	(12,419,979)	(11,232,902)
Impairment losses on non-financial assets (net)		(73,216)	(450,201)	(435,960)
Other non-financial gains (losses)		20,489	156,258	(324,385)
OPERATING PROFIT BEFORE TAX	[1]	18,375,114	12,396,779	11,220,310
Currency Hedge	[1]	1,264,279	5,867,320	809,694
ADJUSTED OPERATING INCOME BEFORE TAX	[1]	19,639,393	18,264,099	12,030,004
Global Wholesale Banking
(Condensed) Income Statement
NET INTEREST INCOME		2,277,333	2,530,830	2,554,250
Income from equity instruments		14,069	22,649	0
Income from companies accounted for by the equity method		0	0	0
Net fee and commission income		1,789,880	1,595,047	1,459,916
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net)	[1]	1,215,351	1,162,820	1,599,774
Other operating expense (net)		(38,668)	(90,384)	(31,491)
TOTAL INCOME		5,257,965	5,220,961	5,582,449
Personnel expenses		(773,460)	(801,809)	(770,716)
Other administrative expenses		(473,984)	(400,096)	(171,577)
Depreciation and amortization		(94,847)	(102,475)	(101,782)
Provisions (net)		(12,877)	(52,026)	(118,851)
Impairment losses on financial assets (net)		53,455	(293,456)	(1,105,398)
Impairment losses on non-financial assets (net)		(58,219)	(58,109)	(20,751)
Other non-financial gains (losses)		0	0	0
OPERATING PROFIT BEFORE TAX	[1]	3,898,033	3,512,992	3,293,374
Currency Hedge	[1]	0	0	0
ADJUSTED OPERATING INCOME BEFORE TAX	[1]	R$ 3,898,033	R$ 3,512,992	R$ 3,293,374

[1]	Includes, in the Commercial Bank, the currency hedge of the investment in dollars (a strategy to mitigate the tax effects and the variation of the exchange rate of offshore investments on net income), the result of which is recorded under ' on financial assets and liabilities 'fully offset in the line of Taxes.